Fair Value Measurements (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($) EquityInstruments	Jun. 30, 2023 USD ($) EquityInstruments	Dec. 31, 2022 USD ($)
Fair value measurements
Transfer from Level 1 to 2 of financial assets	$ 0	$ 0
Transfer from Level 2 to 1 of financial assets	0	0
Transfer from Level 1 to 2 of financial liabilities	0	0
Transfer from Level 2 to 1 of financial liabilities	0	0
Transfers Into Level 3 of financial assets	0	0
Transfers Out of Level 3 of financial assets	0	0
Transfers Into Level 3 of financial liabilities	0	0
Transfers Out of Level 3 of financial liabilities	$ 0	$ 0
Number of investments with no quoted market price in an active market | EquityInstruments	1	1
Recurring Basis
Fair value measurements
Financial assets, at fair value	$ 239,800,000	$ 239,800,000	$ 236,500,000
Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	225,800,000	225,800,000	220,800,000
Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	10,100,000	10,100,000	11,900,000
Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	3,900,000	3,900,000	3,800,000
Receivables from provisional concentrate sales | Recurring Basis
Fair value measurements
Financial assets, at fair value	7,500,000	7,500,000	9,300,000
Receivables from provisional concentrate sales | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	7,500,000	7,500,000	9,300,000
Equity investments | Recurring Basis
Fair value measurements
Financial assets, at fair value	229,700,000	229,700,000	224,600,000
Equity investments | Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	225,800,000	225,800,000	220,800,000
Equity investments | Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	3,900,000	3,900,000	3,800,000
Warrants. | Recurring Basis
Fair value measurements
Financial assets, at fair value	2,600,000	2,600,000	2,600,000
Warrants. | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	$ 2,600,000	$ 2,600,000	$ 2,600,000